Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 556	3,510	12,325	1,243
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Loss on disposal of property and equipment	6	38	1,031	658
Depreciation of property and equipment	2,628	16,541	17,321	16,916
Amortization of other non-current assets	19	122	102	116
Amortization of acquired intangible assets	557	3,503	4,043	5,560
Gain on sale of trading securities	(111)	(698)	(4,012)	(6,881)
Loss on the change in fair value of trading securities	186	1,173
(Gain) loss on sale of available-for-sale securities	(6)	(39)	1,656	(14,461)
Gain on investment under cost method	(146)	(920)	(18,317)
Impairment recognized on investments under cost method	536	3,373
Income from equity method investment	(260)	(1,639)
Allowance for doubtful accounts	(1,087)	(6,842)	2,585	27,020
Loss on disposal of subsidiary			2,028
Employee share-based compensation	1,132	7,127	31,710	4,467
Gain from short sale of stock options	(6,029)	(37,942)	(45,988)	(41,810)
Changes in operating assets and liabilities:
Trade receivables	789	4,963	7,251	(10,438)
Amounts due from related parties	(198)	(1,248)
Inventories	(157)	(986)	124	(1,036)
Real estate property under development	(48,534)	(305,469)
Prepaid expenses and other current assets	(70)	(441)	52	821
Accounts payable and accrued expenses	685	4,312	6,325	(2,180)
Advance from customers	641	4,032	(4,309)	2,166
Deferred revenue and deferred subsidies	38,650	243,257	650	(10,939)
Income taxes payable	85	533	(6,015)	5,232
Other taxes payable	88	553	450	(963)
Deferred taxes, net	31	193	(158)	(1,969)
Net cash (used in) provided by operating activities	(10,009)	(62,994)	8,854	(26,478)
Cash flows from investing activities:
(Increase) decrease in restricted cash	25	157	545	(120)
Decrease in term deposits	487	3,066	16,846	3,000
Payments to acquire investments	(36,375)	(228,940)
Cash paid for business acquisition, net of cash acquired	(350)	(2,200)
Proceeds from sale of trading securities	7,495	47,175	38,490	20,126
Purchase of trading securities	(7,600)	(47,835)	(34,083)	(14,162)
Purchases of available-for-sale securities	(53,156)	(334,560)	(248,058)	(306,648)
Proceeds from sale of available-for-sale securities	48,010	302,171	173,693	177,179
Proceeds from options	6,612	41,613	36,663	53,673
Purchase of property and equipment	(1,031)	(6,489)	(4,896)	(10,778)
Proceeds from sale of property and equipment	22	138	77	872
Dividends received on investment	146	920	6,134
Proceeds from disposal of investments under cost method			36,301
Proceeds from disposal of subsidiaries			2,699
Cash disposed of on sale of subsidiaries			(2,650)
Net cash (used in) provided by investing activities	(35,715)	(224,784)	21,761	(76,858)
Cash flows from financing activities:
Capital contributed by non-controlling interest	7,869	49,523
Net cash provided by financing activities	7,869	49,523
Effect of exchange rate changes on cash	(797)	(5,018)	(3,445)	142
Net (decrease) increase in cash and cash equivalents	(38,652)	(243,273)	27,170	(103,194)
Cash and cash equivalents at the beginning of the year	79,540	500,618	473,448	576,642
Cash and cash equivalents at the end of the year	40,888	257,345	500,618	473,448
Supplemental disclosure of non-cash investing activities:
Other receivable for sale of property and equipment				642
Supplemental cash flow information:
Cash paid during the year for income taxes	$ 52	326	1,820	881